Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

Note 20 – Segment information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results of consumer products, trading and electric vehicles separately. The Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, electric vehicles, and trading. Consumer products segment manufactures and sells Charcoal Doctor branded products and BBQ charcoal in China. Trading segment conducts trading businesses related to bamboo charcoal products. Electric Vehicle segment (“EV”) was acquired in July 2017.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the years ended December 31, 2019, 2018 and 2017, respectively.

	Consumer product			Trading			EV			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Revenue from external customers	$45,821,163	$22,388,827	$31,889,149	$3,379,705	$3,776,842	$1,829,475	$29,702	$3,395,730	$8,578,988	$49,230,570	$29,561,399	$42,297,612
Revenue from inter segment	(1,005,029)	(7,790,931)	(2,736,204)	—	—	(24,550)	—	—	—	(1,005,029)	(7,790,931)	(2,760,754)
Cost of revenue	40,138,663	14,347,896	23,693,289	2,270,766	3,290,089	1,412,062	843,641	3,894,334	6,636,402	43,253,070	21,532,319	31,741,753
Gross profit	5,682,500	8,040,931	8,195,860	1,108,939	486,753	417,413	(813,939)	(498,604)	1,942,586	5,977,500	8,029,080	10,555,859
Interest Expenses	355,400	292,996	290,383	71,979	126,030	124,587	15,883	207,317	136,162	443,262	626,343	551,044
Depreciation & amortization	276,170	420,301	454,178	—	—	25,345	627,958	526,725	299,075	904,128	947,026	778,598
Capital expenditure	6,787,833	13,512,820	74,202	—	209,721	—	12,106	792,981	8,061	6,799,939	14,515,522	82,263
Segment assets	81,944,714	84,899,512	83,024,439	9,487,143	7,777,390	5,988,364	24,018,920	41,517,112	49,474,923	115,450,777	134,194,014	138,487,726
Segment profit	$2,430,387	$4,135,969	$5,258,037	$(83,910)	$(134,511)	$203,157	$(12,005,760)	$(3,004,827)	$(2,513,613)	$(9,659,283)	$996,631	$2,947,581

All of the Company’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31,
	2019	2018	2017
Revenue from China	$49,230,570	$29,561,399	$42,297,612
Revenue directly from foreign countries	—	—	—
Total Revenue	$49,230,570	$29,561,399	$42,297,612